Commitments and Contingencies - Future Minimum Lease Payments under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014
Commitments And Contingencies Disclosure [Abstract]
2015	$ 103,372
2016	119,173
2017	73,285
2018	50,300
2019	35,518
Thereafter	55,318
Operating Leases, Future Minimum Payments Due, Total	$ 436,966